OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Aug. 21, 2016	Jun. 16, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Payroll and related accruals	$ 1,269			$ 1,700
Accrued expenses - subcontractors	129			79
Accrued expenses	447			464
Accrued interest due to shareholders loan	71	$ 11	$ 247	115
Tax authorities	31			224
Derivatives Instruments	8			23
Others	32			25
Total other accounts payable and accrued expenses	$ 1,987			$ 2,630